Investments in Affiliate Companies	6 Months Ended
Jun. 30, 2023
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliate Companies

NOTE 13: INVESTMENT IN AFFILIATE COMPANY

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C., a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest. In August 2019, Navios Holdings sold the general partnership interests in Navios Partners (except for the incentive distribution rights) to NSM. Olympos Maritime Ltd. is currently Navios Partners’ general partner (the “General Partner”).

As of June 30, 2023 and December 31, 2022 Navios Partners has issued 7,687,730 units, for both periods through its Continuous Offering Programs entered into from time to time. Pursuant to the issuance of common units, Navios Partners issued 156,895 general partnership units to its general partner both as of June 30, 2023 and December 31, 2022, in order to maintain its 2.0% general partnership interest.

As of June 30, 2023, and following the NMCI Merger and NNA Merger, Navios Holdings holds a total of 3,183,199 common units representing a 10.3% interest in Navios Partners, and the investment in Navios Partners is accounted for under the equity method. Incentive distribution rights are held by Navios GP L.L.C.

As of June 30, 2023 and December 31, 2022, the carrying amount of the investment in Navios Partners was $130,271 and $99,292, respectively.

As of June 30, 2023 and December 31, 2022, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $132,640 and $142,080, respectively.

Total equity method income of $15,210 and $13,160 were recognized under the caption “Equity in net earnings of affiliate companies” for the three-month periods ended June 30, 2023 and 2022, respectively, and total equity method income of $31,297 and $22,958 were recognized under the caption “Equity in net earnings of affiliate companies” for the six-month periods ended June 30, 2023 and 2022, respectively.

Dividends received during each of the three-month periods ended June 30, 2023 and 2022 were $159 for both periods, and for each of the six-month periods ended June 30, 2023 and 2022, were $318 for both periods.

As of June 30, 2023, the market value of the investment in Navios Partners was $69,553. Based on the Company’s evaluation of the duration and magnitude of the fair value decline, Navios Partners’ financial condition and near-term prospects, and the Company’s intent and ability to hold its investment in Navios Partners until recovery, the Company concluded that the decline in fair value of its investment in Navios Partners below the investment’s carrying value is temporary and, therefore, no impairment was recorded.

Following the results of the significance tests performed by the Company, it was concluded that Navios Partners met the significance threshold requiring summarized financial information.

Summarized financial information of the affiliate company is presented below:

Income Statement	Navios Partners
	Three Month June 30, 2023	Three Month June 30, 2022
Revenue	$346,938	$280,661
Time charter and voyage expenses	$(41,956)	$(21,718)
Direct vessel expenses	$(17,764)	$(12,920)
Vessel operating expenses	$(82,550)	$(73,989)
Net income	$112,308	$118,160

Income Statement	Navios Partners
	Six Month June 30, 2023	Six Month June 30, 2022
Revenue	$656,460	$517,278
Time charter and voyage expenses	$(81,719)	$(38,861)
Direct vessel expenses	$(32,204)	$(24,113)
Vessel operating expenses	$(165,766)	$(147,161)
Net income	$211,473	$203,825